Income Taxes (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 21, 2017	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Operating loss carryforwards subject to expiration		$ 95.0
Operating loss carryforwards not subject to expiration		5.8
Unrecognized Tax Benefits		0.5	$ 0.4
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		$ 0.4	$ 0.3
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	21.00%	21.00%
GILTI expense		$ 0.2	$ 0.6
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards		100.8
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards		0.5
Tax Credit Carryforward, Amount		0.1
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards		60.4
Research Tax Credit Carryforward [Member] | Domestic Tax Authority [Member]
Income Taxes [Line Items]
Tax Credit Carryforward, Amount		3.5
Research Tax Credit Carryforward [Member] | State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Tax Credit Carryforward, Amount		$ 1.9